PLAN TERMINATION	12 Months Ended
Jun. 30, 2025
EBP 1998
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although they have not expressed any intent to do so, the participating Procter & Gamble companies have the right under the Plan to discontinue their contributions at any time and to terminate the Plan subject to the provisions set forth in the Plan agreement.